Non-controlling Interests	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Noncontrolling Interest [Abstract]
Non-controlling Interests
Non-controlling Interests
The Company has non‑controlling interests in various real estate investments that represent third‑party equity interests in ventures that are consolidated with the Company’s financial statements. Net income (loss) attributable to the other non-controlling interests for the three months ended March 31, 2014 and 2013 was an immaterial amount.

Non-controlling Interests
The Company has non-controlling interests in various real estate investments that represent third-party equity interests in ventures that are consolidated with the Company’s financial statements. Net income (loss) attributable to the other non-controlling interests for the years ended December 31, 2013, 2012 and 2011 was a loss of $0.4 million and income of $2.4 million and of $7.2 million, respectively.